UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04570
Name of Registrant: Vanguard New York Tax-Free Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 28, 2015
Item 1: Schedule of Investments

Vanguard New York Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (99.8%)
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.000%	11/15/20 (Prere.)	325	409
Albany NY Capital Resource Corp. Revenue (St.
Peter's Hospital)	6.125%	11/15/20 (Prere.)	150	190
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.250%	11/15/17 (Prere.)	5,000	5,618
Albany NY Industrial Development Agency Civic
Facility Revenue (St. Peter's Hospital Project)	5.750%	11/15/17 (Prere.)	3,840	4,366
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.375%	5/1/29 (12)	3,455	3,920
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons North Project)	5.500%	5/1/32 (12)	2,550	2,911
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.375%	5/1/29 (12)	4,395	4,986
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons South Project)	5.500%	5/1/32 (12)	1,500	1,712
Albany NY Industrial Development Agency Civic
Facility Revenue (University at Albany
Foundation Student Housing Corp. - Empire
Commons West Project)	5.375%	5/1/29 (12)	3,415	3,874
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/40 (4)	2,500	2,795
Amherst NY Development Corp. Student
Housing Facility Revenue	5.000%	10/1/45	3,800	4,250
Battery Park City Authority New York Revenue	5.000%	11/1/31	2,500	2,953
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/20	1,550	1,801
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	16,025	18,838
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	7/15/30	2,250	2,690
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/31	3,655	1,777
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/32	1,500	692
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/33	2,160	932
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.250%	7/15/40	5,275	6,254
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	14,740	17,522

Broome County NY Industrial Development
Agency Revenue (Good Shepherd Village
Project)	6.875%	7/1/40	3,250	3,381
Broome County NY Public Safety Facility Project
COP	5.250%	4/1/15 (ETM)	235	236
Dobbs Ferry NY Local Development Corp.
Revenue (Mercy College Project)	5.000%	7/1/39	2,715	3,049
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/34	650	726
Dutchess County NY Local Development Corp.
Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/44	2,000	2,200
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/37	1,000	1,124
Dutchess County NY Local Development Corp.
Revenue (Vassar College)	5.000%	1/1/39	1,000	1,122
Erie County NY GO	5.000%	4/1/21	1,645	1,930
Erie County NY GO	5.000%	4/1/22	1,630	1,926
Erie County NY GO	5.000%	4/1/23	1,000	1,169
Erie County NY GO	5.000%	4/1/24	750	868
Erie County NY GO	5.000%	4/1/25	560	645
Erie County NY GO	5.000%	4/1/26	700	803
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/23	6,500	7,838
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/25	6,000	7,113
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/25	3,695	4,379
Freeport NY GO	5.000%	1/15/23	2,335	2,747
Freeport NY GO	5.000%	1/15/24	2,540	2,967
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	10/1/28	1,320	1,527
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/38	2,000	2,265
Hempstead NY Local Development Corp.
Revenue (Adelphi University)	5.000%	9/1/43	7,600	8,576
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/22	2,130	2,491
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/23	3,350	3,877
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/28	1,300	1,459
Hempstead NY Local Development Corp.
Revenue (Hofstra University)	5.000%	7/1/41	2,815	3,095
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/16	100	105
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.750%	7/1/23	1,600	1,832
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/29	2,170	2,415
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/34	1,800	1,974
Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/39	1,645	1,780

Hempstead NY Local Development Corp.
Revenue (Molloy College)	5.000%	7/1/44	1,670	1,802
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	10,130	10,787
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	11,340	12,076
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	7,925	8,821
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	28,140	32,726
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/16 (Prere.)	7,500	7,968
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17 (3)	120	129
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	100	108
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	5,000	5,743
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/21	2,000	2,325
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/24 (4)	19,830	15,667
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	1,040	1,092
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/25	1,500	1,741
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/27 (4)	15,905	11,085
Long Island NY Power Authority Electric System
Revenue	4.500%	5/1/28 (14)	1,880	1,981
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	2,225	2,609
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/34	4,500	5,089
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/35	6,000	6,790
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	7,325	8,122
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/39	5,500	6,158
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	8,000	8,957
1 Long Island NY Power Authority Electric System
Revenue PUT	0.770%	11/1/18	4,000	4,006
Monroe County NY Industrial Development
Agency School Facility Revenue (Rochester
Schools Modernization Project)	5.000%	5/1/21	3,815	4,549
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	4,120	4,220
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/30	3,500	4,187
Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.750%	8/15/35	3,000	3,589

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/40	3,700	4,358
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/37	2,600	2,846
Monroe County NY Industrial Development
Corp. Revenue (Rochester General Hospital)	5.000%	12/1/42	5,305	5,744
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.500%	6/1/39	1,500	1,690
Monroe County NY Industrial Development
Corp. Revenue (St. John Fisher College
Project)	5.000%	6/1/44	2,500	2,686
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester)	5.000%	7/1/30	4,880	5,670
Nassau County NY GO	5.000%	10/1/20	9,025	10,493
Nassau County NY GO	5.000%	4/1/24	7,515	8,974
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	3/6/15	12,100	12,100
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/21	4,430	5,131
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/22	2,225	2,612
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/27	5,695	6,421
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/31	2,000	2,229
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (South Nassau
Communities Hospital)	5.000%	7/1/37	1,000	1,092
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/27	4,000	4,429
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/32	995	1,083
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/37	8,190	8,896
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Winthrop
University Hospital Association Project)	5.000%	7/1/42	3,000	3,225
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/23	700	829
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/24	500	593
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/25	1,400	1,637

Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,500	1,715
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/28	1,690	1,932
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/29	1,565	1,781
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/30	1,750	1,985
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/31	1,000	1,130
Nassau County NY Local Economic Assistance
Corp. Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.000%	7/1/34	850	955
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/23	1,400	1,641
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/25	1,325	1,545
New York City NY Build NYC Resource Corp.
(Methodist Hospital Project)	5.000%	7/1/27	1,000	1,149
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/27	200	239
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/28	270	320
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/29	225	265
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/30	310	364
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/31	800	935
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/32	660	767
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/33	660	766
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/34	580	670
New York City NY Build NYC Resource Corp.
(Queens College)	5.000%	6/1/38	1,000	1,146
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.090%	3/6/15 LOC	3,920	3,920
New York City NY GO	5.000%	8/1/15 (Prere.)	3,490	3,563
New York City NY GO	5.000%	9/1/15 (Prere.)	3,885	3,981
New York City NY GO	5.000%	2/1/16 (Prere.)	5	5
New York City NY GO	5.000%	8/1/16 (Prere.)	95	101
New York City NY GO	5.000%	1/1/17 (Prere.)	6,850	7,414
New York City NY GO	5.000%	1/1/17 (Prere.)	710	768
New York City NY GO	5.000%	9/1/17	70	72
New York City NY GO	5.250%	8/15/18 (Prere.)	1,235	1,418
New York City NY GO	5.000%	8/1/21	995	1,039
New York City NY GO	5.000%	8/1/21	2,000	2,321
New York City NY GO	5.250%	9/1/21	5,750	6,585
New York City NY GO	5.000%	8/1/22	4,000	4,692

New York City NY GO	5.000%	8/1/22	9,905	10,567
New York City NY GO	5.000%	8/1/22	4,250	4,920
New York City NY GO	5.250%	8/15/22	10,000	11,414
New York City NY GO	5.250%	9/1/22	12,000	13,714
New York City NY GO	5.000%	10/1/22	2,985	3,319
New York City NY GO	5.000%	8/1/23	5,000	6,051
New York City NY GO	5.000%	8/1/24	5,000	6,025
New York City NY GO	5.000%	8/1/24	14,000	16,922
New York City NY GO	5.250%	8/15/24	13,765	15,626
New York City NY GO	5.000%	1/1/25	3,150	3,406
New York City NY GO	5.000%	8/1/25	10,540	12,441
New York City NY GO	5.000%	8/1/25	2,010	2,051
New York City NY GO	5.000%	10/1/25	10,000	11,101
New York City NY GO	5.000%	1/1/26	650	702
New York City NY GO	5.000%	8/1/26	5,000	6,036
New York City NY GO	5.000%	8/15/26	14,500	16,291
New York City NY GO	5.250%	8/15/26	5,100	5,773
New York City NY GO	5.000%	4/1/27	5,000	5,858
New York City NY GO	5.000%	8/1/27	9,900	11,673
New York City NY GO	5.000%	8/1/27	15,290	17,848
New York City NY GO	5.000%	8/1/27	4,550	5,450
New York City NY GO	5.000%	5/15/28	4,500	5,161
New York City NY GO	5.000%	8/1/28	1,915	2,239
New York City NY GO	5.000%	8/1/28	3,710	4,297
New York City NY GO	5.000%	8/1/28	7,000	8,068
New York City NY GO	6.250%	10/15/28	1,035	1,226
New York City NY GO	5.625%	4/1/29	3,000	3,494
New York City NY GO	5.000%	8/1/29	2,500	2,916
New York City NY GO	5.000%	8/1/30	2,335	2,724
New York City NY GO	5.000%	8/1/30	2,185	2,547
New York City NY GO	5.000%	8/1/30	6,220	7,205
New York City NY GO	5.000%	3/1/31	6,000	6,886
New York City NY GO	5.450%	4/1/31	8,500	9,824
New York City NY GO	5.000%	8/1/31	3,000	3,473
New York City NY GO	5.000%	8/1/31	1,500	1,734
New York City NY GO	5.000%	8/1/31	2,000	2,341
New York City NY GO	5.000%	3/1/32	3,000	3,431
New York City NY GO	5.000%	8/1/32	2,985	3,434
New York City NY GO	5.000%	3/1/33	7,500	8,561
New York City NY GO	5.000%	10/1/33	6,500	7,496
New York City NY GO	5.000%	10/1/34	2,000	2,305
New York City NY GO	5.000%	8/1/35	3,500	3,964
New York City NY GO	5.375%	4/1/36	4,000	4,598
New York City NY GO	5.000%	10/1/36	3,000	3,394
New York City NY GO	5.000%	3/1/37	6,790	7,725
New York City NY GO VRDO	0.010%	3/2/15 LOC	2,200	2,200
New York City NY GO VRDO	0.010%	3/2/15	2,800	2,800
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/21	2,000	2,326
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	3,000	3,428
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	3,300	3,698
New York City NY Housing Development Corp.
Capital Fund Grant Program Revenue (New
York City Housing Authority Program)	5.000%	7/1/23	1,000	1,201

New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/28	2,700	3,203
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	3,035	3,541
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/1/29	1,500	1,490
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	5,220	5,482
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	4.750%	11/1/29	2,520	2,662
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.375%	11/15/29	3,500	3,512
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/30	2,605	3,026
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.650%	11/1/34	3,000	2,971
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	3.700%	11/15/34	5,000	5,037
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.050%	11/1/38	3,055	3,253
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.550%	11/1/39	3,500	3,779
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	11/1/42	2,600	2,738
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.700%	11/1/46	7,155	7,727
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (8 Spruce
Street)	3.500%	2/15/48	11,000	11,209
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.010%	3/6/15	6,000	6,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Civil Liberties
Union) VRDO	0.020%	3/2/15 LOC	2,505	2,505
New York City NY Industrial Development
Agency Civic Facility Revenue (United Jewish
Appeal-Federation of Jewish Philanthropies of
New York, Inc.)	5.000%	7/1/34	4,850	5,436
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.125%	1/1/29 (12)	1,750	2,017
New York City NY Industrial Development
Agency PILOT Revenue (Queens Baseball
Stadium Project)	6.375%	1/1/39 (12)	4,000	4,641
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/34 (12)	10,285	4,963
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/35 (12)	4,305	1,990
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	9,670	10,192
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	7.000%	3/1/49 (12)	36,020	43,065

New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project)	5.000%	5/1/29	2,020	2,271
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/17	10,000	9,822
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	4,250	4,114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/21	4,490	4,062
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	5,000	6,085
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	7,535	7,986
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,325
2 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	2,000	2,298
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	5,000	5,072
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	1,500	1,715
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,000	6,655
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	12,385	14,137
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	8,000	8,115
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	10,000	11,537
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	6,000	6,914
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,515
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,758
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	3,000	3,455
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	5,000	5,650
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	13,355	15,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	7,500	8,559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	18,500	21,393
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	10,075	11,586
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	13,400	15,297
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	15,385	17,232
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	5,855	6,956
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,195

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	8,470	9,555
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	7,650	8,664
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	3/2/15	4,300	4,300
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/6/15	2,800	2,800
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24	2,000	2,527
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	3,000	3,722
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	4,000	4,912
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	6,000	7,323
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	6,000	7,306
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	4,000	4,817
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24 (14)	6,740	7,246
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	9,500	10,899
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25 (14)	5,200	5,590
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	5,000	5,732
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26 (14)	6,150	6,612
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/26	1,970	2,400
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	2,805	3,309
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	5,000	5,875
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	500	564
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	1,585	1,822
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	4,260	4,943
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/32	500	560
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	4,000	4,581
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	7,000	7,860
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,864
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	8,205	9,466
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/34	10,000	11,220

New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	5,000	5,808
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/37 (12)(3)	12,120	12,972
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/37	12,000	13,775
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	3,250	3,756
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/39	7,110	8,017
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,975	6,891
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	5,200	5,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	5	5
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/24	7,710	8,897
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	3,000	3,578
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/25	1,000	1,210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	1,000	1,207
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/27	2,000	2,334
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	6,725	7,407
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	2,000	2,328
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/29	2,000	2,346
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	5,000	5,705
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	1,500	1,760
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	5,000	5,697
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/30	4,825	5,686
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	8,500	9,196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	2,000	2,295
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	3,575	4,127
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/32	7,300	8,401
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	2,850	3,323
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/34	2,195	2,518
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	5,000	5,755
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,417

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	7,500	8,479
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,210	3,719
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	3,000	3,476
New York City NY Transitional Finance Authority
Future Tax Revenue	5.500%	11/1/35	3,000	3,600
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	2,000	2,278
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	3,750	4,340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/42	3,505	3,962
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	2,500	2,875
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.010%	3/2/15	17,490	17,490
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.020%	3/2/15	7,590	7,590
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.020%	3/6/15 LOC	1,300	1,300
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.) VRDO	0.010%	3/2/15 LOC	28,340	28,340
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	5.000%	4/1/31	4,845	5,431
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/34	4,000	4,472
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School)	5.000%	1/1/39	4,000	4,469
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/21	1,000	1,173
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/31	7,000	7,829
New York City NY Trust for Cultural Resources
Revenue (Wildlife Conservation Society)	5.000%	8/1/33	6,000	6,921
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	5,000	5,089
New York Liberty Development Corp. Revenue	5.000%	11/15/31	10,835	12,187
New York Liberty Development Corp. Revenue	5.000%	12/15/41	14,750	16,726
New York Liberty Development Corp. Revenue	5.000%	9/15/43	14,360	15,970
New York Liberty Development Corp. Revenue	5.250%	12/15/43	6,750	7,790
New York Liberty Development Corp. Revenue	5.125%	1/15/44	24,000	26,742
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,000	22,226
New York Liberty Development Corp. Revenue	5.125%	11/15/44	4,200	4,699
New York Liberty Development Corp. Revenue	5.625%	7/15/47	6,055	6,900
New York Liberty Development Corp. Revenue	6.375%	7/15/49	17,420	19,986
New York Liberty Development Corp. Revenue	5.750%	11/15/51	24,590	28,776
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	5,000	5,786
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/32	5,000	5,734
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/40	4,680	5,351

New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	3/15/44	4,965	5,407
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	46,500	55,476
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.500%	10/1/37	6,510	8,009
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/15 (Prere.)	8,600	8,882
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	1,000	1,218
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	4,500	5,002
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	2,300	2,552
New York Metropolitan Transportation Authority
Revenue	6.250%	11/15/23	5,000	5,949
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	1,000	1,110
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,000	1,133
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	10,000	11,827
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	2,330	2,738
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/26	3,000	3,394
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	2,500	2,762
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	5,000	5,855
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	4,945	5,587
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	2,250	2,497
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	4,000	4,482
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/28	1,000	1,172
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	5,000	5,987
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/29	1,000	1,164
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	3,715	4,114
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	1,150	1,339
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/31	10,000	10,753
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	5,000	5,782
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	1,500	1,719
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	2,050	2,340
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	3,500	4,000

New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/37	5,000	5,821
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	10,000	11,291
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	1,000	1,155
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/39	5,000	5,799
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,284
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	2,000	2,231
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	5,000	5,626
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	4,000	4,474
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,829
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,659
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,631
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/29	6,975	8,258
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/31	11,000	12,849
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/33	5,000	5,783
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.625%	11/15/39	500	571
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.600%	11/1/19	5,000	5,000
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/22	5,000	5,563
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	10,000	11,185
1 New York Metropolitan Transportation Authority
Revenue PUT	0.380%	11/15/17	8,100	8,105
New York State Convention Center
Development Corp. Revenue (Hotel Unit Fee)	5.000%	11/15/30 (2)	3,600	3,708
New York State Dormitory Authority Hospital
Revenue (Albany Medical Center Hospital)	5.000%	8/15/18 (4)	11,315	11,360
New York State Dormitory Authority Hospital
Revenue (Hudson Valley Hospital Center)	5.000%	8/15/27 (4)	4,490	4,909
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	3,000	3,543
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/26	1,000	1,173
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	4,000	4,697
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	1,000	1,161

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/35	1,000	1,137
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/41	11,000	12,413
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/42	19,250	21,568
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/26	1,630	1,830
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/27	1,210	1,348
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/28	1,000	1,106
New York State Dormitory Authority Revenue
(Brooklyn Law School)	5.000%	7/1/29	1,000	1,100
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/32	710	784
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	4,670	5,231
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	18,125	20,868
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	1,825	2,086
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/31	6,905	7,319
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/35	1,500	1,588
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/15	250	253
New York State Dormitory Authority Revenue
(Culinary Institute of America)	4.000%	7/1/16	355	368
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/17	300	323
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/18	325	356
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/19	250	279
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/20	400	451
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/21	300	341
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/28	540	599
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.500%	7/1/33	1,000	1,120
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/34	350	381
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.000%	7/1/42	600	641
New York State Dormitory Authority Revenue
(Culinary Institute of America)	5.750%	7/1/43	7,085	7,936
New York State Dormitory Authority Revenue
(Fordham University)	4.000%	7/1/21	250	279
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/22	200	238

New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	3,000	3,551
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/26	2,355	2,648
New York State Dormitory Authority Revenue
(Long Island University)	5.000%	9/1/27	1,520	1,698
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/21	2,000	2,399
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/23	1,490	1,789
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	9,000	9,537
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/36	1,000	1,120
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/28 (4)	500	559
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/26	740	801
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/27	650	698
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/29	1,000	1,074
New York State Dormitory Authority Revenue
(Miriam Osborn Memorial Home Association)	5.000%	7/1/42	500	531
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	4,080
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	4,500	5,214
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	1,500	1,707
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,000	1,151
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.150%	7/1/24 (14)	2,000	2,337
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/17 (Prere.)	8,000	8,814
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/20	3,000	3,261
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/22	900	1,068
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/23	650	778
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/25	1,000	1,193
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/26	670	793
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/31	1,000	1,150
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.750%	7/1/31	1,000	1,171
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/32	1,000	1,145
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	6.000%	7/1/40	1,000	1,169

New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/30	6,625	7,591
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	4,200	4,774
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/37	3,250	3,694
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/38	15,700	17,505
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	5,000	5,656
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/42	10,000	11,260
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/20	2,520	2,932
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/20	3,965	4,221
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/21	1,000	1,175
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/21	4,035	4,292
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/22	1,465	1,730
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/22	4,285	4,554
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	1,000	1,131
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	5,495	5,832
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	11/1/26	1,800	1,910
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	7,000	7,759
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.250%	5/1/34	1,000	1,121
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/39	4,000	4,437
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/41	2,500	2,746
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/25	1,300	1,466
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/28	1,500	1,665
New York State Dormitory Authority Revenue
(Pace University)	5.000%	5/1/29	740	819

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,500	7,518
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	10,000	10,024
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,217
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	5,000	6,142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	5,000	5,839
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,185	2,544
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,225	2,527
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	3,790	4,394
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	3,480	4,025
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	5,000	5,709
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/33	6,615	7,563
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.000%	2/15/34	5,000	5,374
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/35	10,000	10,793
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	10,000	11,658
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	11,600	13,142
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	3,695	4,236
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	5,000	5,646
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	3/15/38	18,000	20,518
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	12,230	13,765
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	10,000	11,242
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	5,000	5,711
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/23	400	481
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/24	400	483
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/25	500	599
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/28	1,000	1,166
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29	500	581
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/29 (12)	3,750	4,064
New York State Dormitory Authority Revenue
(Pratt Institute)	5.000%	7/1/34	2,000	2,289

New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/24	1,000	1,177
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/25	1,355	1,580
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/34	750	840
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/38	1,250	1,395
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/40	2,000	2,290
New York State Dormitory Authority Revenue
(Rochester Institute of Technology)	5.000%	7/1/42	3,000	3,340
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/33	2,670	3,113
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/34	2,720	3,162
New York State Dormitory Authority Revenue
(Rockefeller University)	5.000%	7/1/38	9,000	10,396
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21	6,495	7,690
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	1,340	1,601
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	1,000	1,211
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/24 (15)	3,250	3,950
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/25 (4)	2,860	3,447
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	1,000	1,175
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/27 (4)	1,000	1,202
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/28 (4)	1,000	1,182
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	1,500	1,762
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/29 (4)	500	586
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/30 (4)	500	584
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/31 (4)	750	873
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/32 (4)	1,000	1,159
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/33 (4)	1,000	1,157
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/34 (4)	1,000	1,152
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	4/1/35 (4)	250	288
New York State Dormitory Authority Revenue
(St. John's University)	5.250%	7/1/32 (14)	9,000	9,720
New York State Dormitory Authority Revenue
(St. John's University)	5.000%	7/1/44	7,000	7,867
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/27	2,500	2,963

New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/29	2,250	2,638
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.250%	7/1/31	2,500	2,969
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/43	2,000	2,252
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/25	5,000	5,958
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	8,000	9,509
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/27	5,000	5,921
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/28	3,000	3,507
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/31	1,750	1,975
New York State Dormitory Authority Revenue
(Teachers College)	5.000%	7/1/42	2,000	2,227
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	3,000	3,430
New York State Dormitory Authority Revenue
(The New School)	5.000%	7/1/31 (14)	3,665	3,861
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,747
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,575	6,527
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/22	1,000	1,080
New York State Dormitory Authority Revenue
(University of Rochester)	5.000%	7/1/32	8,405	8,978
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.020%	3/2/15 LOC	4,900	4,900
New York State Dormitory Authority Revenue
(Vassar College)	5.000%	7/1/46	2,500	2,718
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	2/15/21	1,000	1,184
New York State Dormitory Authority Revenue
(Wyckoff Heights Medical Center)	5.000%	8/15/21	1,250	1,493
New York State Dormitory Authority Revenue
(Yeshiva University)	3.750%	9/1/17	790	819
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/17	1,055	1,131
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/18	400	433
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/19 (2)	2,425	2,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/20	360	389
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/20	200	220
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/21 (2)	1,850	1,852
New York State Dormitory Authority Revenue
(Yeshiva University)	5.250%	7/1/22 (2)	3,425	3,428
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/27	2,000	2,071

New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	9/1/28	745	770
New York State Dormitory Authority Revenue
(Yeshiva University)	5.125%	7/1/34 (2)	1,000	997
New York State Dormitory Authority Revenue
(Yeshiva University)	5.000%	11/1/40	1,000	1,014
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	1,000	1,184
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	2,650	3,115
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	5,000	5,861
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/34	5,000	5,848
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	5,240	6,106
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/36	7,995	9,302
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/37	5,000	5,813
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/38	1,200	1,384
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/43	13,685	15,671
3 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.030%	3/6/15	7,500	7,500
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.114%	5/1/32 (10)	2,450	2,208
New York State Energy Research &
Development Authority Pollution Control
Revenue (Consolidated Edison Co. of New
York Inc. Project)	0.114%	5/1/32 (10)	3,525	3,243
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	5.000%	8/1/16 (14)	7,750	8,161
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	8,000	9,164
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	4.000%	8/15/15	1,400	1,425
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	4,950	5,441
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	5,775	6,985
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	2,000	2,375
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	4,540	4,605

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	2,000	2,321
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	5,870	6,935
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/32	5,000	5,878
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	9/15/32	2,900	3,192
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	3,000	3,057
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	1,500	1,709
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/41	5,900	6,637
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/15	2,075	2,097
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	3.000%	11/15/15	1,195	1,220
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16	3,005	3,246
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/16 (ETM)	5	5
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,000	3,523
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	3,505	3,948
New York State Environmental Facilities Corp.
Water Facilities Revenue (United Water New
Rochelle Inc. Project)	4.875%	9/1/40	4,000	4,263
New York State GO	5.000%	3/1/28	14,550	17,341
New York State GO	5.000%	2/15/39	9,500	10,761
New York State Housing Finance Agency
Housing Revenue	3.850%	11/1/42	1,405	1,409
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	3/6/15 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Personal Income Tax)	5.000%	3/15/38	15,245	16,722
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.375%	11/15/40	5,500	6,146
New York State Liberty Development Corp.
Liberty Revenue (3 World Trade Center
Project)	5.000%	11/15/44	9,500	9,984
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	2,015	2,149
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/6/15	4,750	4,750
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/6/15	34,500	34,500

New York State Mortgage Agency Homeowner
Mortgage Revenue	2.625%	4/1/41	2,315	2,373
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	4.750%	11/1/24	1,695	1,822
New York State Power Authority Revenue	5.000%	11/15/38	1,000	1,140
New York State Thruway Authority Revenue	5.000%	7/1/15 (Prere.)	8,625	8,767
New York State Thruway Authority Revenue	5.000%	4/1/21 (2)	10,000	10,282
New York State Thruway Authority Revenue	5.000%	1/1/23	2,370	2,855
New York State Thruway Authority Revenue	5.000%	1/1/25	3,770	4,628
New York State Thruway Authority Revenue	5.000%	1/1/26	2,545	2,985
New York State Thruway Authority Revenue	5.000%	1/1/27 (14)	2,000	2,199
New York State Thruway Authority Revenue	5.000%	1/1/28 (14)	2,500	2,748
New York State Thruway Authority Revenue	5.000%	1/1/28	5,150	6,114
New York State Thruway Authority Revenue	5.000%	1/1/29	4,000	4,711
New York State Thruway Authority Revenue	5.000%	1/1/30	2,500	2,914
New York State Thruway Authority Revenue	5.000%	1/1/30	4,000	4,561
New York State Thruway Authority Revenue	5.000%	1/1/31	5,500	6,386
New York State Thruway Authority Revenue	5.000%	1/1/31	8,500	9,651
New York State Thruway Authority Revenue	5.000%	1/1/32	4,070	4,699
New York State Thruway Authority Revenue	5.000%	1/1/37	14,290	16,074
New York State Thruway Authority Revenue	5.000%	1/1/42	9,765	10,856
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	3,260	3,354
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	21,360	21,971
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	5,000	6,016
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	150	163
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26	10,000	11,873
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	2,000	2,330
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	10,160
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	2,000	2,322
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/29	2,000	2,319
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	2,000	2,314
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/32	7,975	9,130
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	4,250	4,260
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	2,500	2,962
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	2,305	2,709
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,735	3,197
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,500	1,758
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	1,500	1,738
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	3,860	4,498

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15 (Prere.)	7,860	7,879
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	5,000	6,095
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	3,365	4,065
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	10,000	11,600
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33 (14)	2,500	2,767
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	3,000	3,454
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/36	2,740	3,082
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/37	7,000	7,553
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/43	10,000	11,359
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	1,355	1,584
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/24	10,000	11,284
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/6/15	3,400	3,400
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/6/15	7,380	7,380
Niagara Falls NY Bridge Commission Revenue	5.250%	10/1/15 (14)	180	184
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/20 (14)	8,685	10,796
Niagara Falls NY Bridge Commission Revenue	6.250%	10/1/21 (14)	9,230	11,734
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	4.000%	5/1/15	250	251
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/26	320	355
Niagara NY Area Development Corp. Revenue
(Niagara University Project)	5.000%	5/1/30	2,750	2,984
Niagara NY Frontier Transportation Authority
(Buffalo Niagara International Airport)	4.000%	4/1/16	1,000	1,039
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.500%	3/1/24	3,000	3,188
Onondaga County NY Civic Development Corp.
Revenue (Jewish Home of Central New York
Obligated Group)	5.250%	3/1/31	2,000	2,034
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/32	1,000	1,078
Onondaga County NY Civic Development Corp.
Revenue (Le Moyne College)	5.000%	7/1/42	1,750	1,873
Onondaga County NY Civic Development Corp.
Revenue (St. Joseph's Hospital & Health
Center)	5.000%	7/1/25	6,000	6,518
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/31	1,000	1,164
Onondaga County NY Trust For Cultural
Resources Revenue (Syracuse University
Project)	5.000%	12/1/32	1,265	1,472

Port Authority of New York & New Jersey
Revenue	5.000%	8/15/28 (4)	10,000	11,026
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/28	2,000	2,403
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/30	3,000	3,559
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	6,500	7,554
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/33	6,000	6,210
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	1,290	1,510
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	6,500	7,500
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/36	4,000	4,565
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/39	10,765	12,290
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	10,000	11,232
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	7,000	8,136
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	4,000	4,721
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	7,000	8,241
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/23	345	412
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/24	300	357
St. Lawrence County NY Industrial Development
Civic Facility Revenue (St. Lawrence
University)	5.000%	7/1/43	8,870	9,930
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	10,750	11,846
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/28	1,500	1,715
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/29	3,000	3,415
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/19	500	502
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.250%	3/1/20	1,000	1,004
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (Institute of
Technology Project)	5.000%	3/1/26	2,000	2,006
Suffolk County NY Judicial Facilities Agency
Lease Revenue (H. Lee Dennison Building)	5.000%	11/1/33	8,400	9,158
Suffolk County NY TAN	2.000%	7/30/15	15,000	15,103

Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.000%	6/1/32	2,675	2,932
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.250%	6/1/37	3,300	3,627
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/21	2,500	2,648
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	5,000	5,482
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University)	5.000%	7/1/37	7,130	8,232
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/23	1,500	1,809
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	4,000	4,808
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	2,000	2,386
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	2,000	2,379
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/26	10,000	11,846
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	6,400	7,577
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	2,500	2,953
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/28	2,675	3,003
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/31	6,990	8,195
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/33	3,385	3,748
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/37	10,000	11,052
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	15,000	16,756
3 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.030%	3/6/15	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/2/15 LOC	1,000	1,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	3/6/15 LOC	8,000	8,000
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,681
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	3,650	4,035
United Nations Development Corp. New York
Revenue	5.000%	7/1/20	3,340	3,809
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/29	5,000	5,982
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	10,000	11,911
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	7,000	8,314
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	4,650	5,495
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	3,150	3,709

Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	5,130	6,027
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	15,000	17,430
Westchester County NY GO	4.000%	6/1/15	9,760	9,860
Westchester County NY GO	5.000%	7/1/15 (ETM)	180	183
Westchester County NY GO	5.000%	7/1/15	9,200	9,355
Westchester County NY GO	5.000%	7/1/16 (ETM)	190	202
Westchester County NY GO	5.000%	7/1/16	9,660	10,273
Westchester County NY GO	5.000%	7/1/17 (ETM)	200	221
Westchester County NY GO	5.000%	7/1/17	10,140	11,192
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/21	2,500	2,925
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	2,100	2,427
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	3.000%	1/1/18	900	937
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/28	1,350	1,498
Westchester County NY Local Development
Corp. Revenue (Kendal on Hudson Project)	5.000%	1/1/34	1,450	1,577
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.000%	5/1/34	1,500	1,665
Westchester County NY Local Development
Corp. Revenue (Pace University)	5.500%	5/1/42	3,000	3,485
Yonkers NY GO	5.000%	10/1/20	1,000	1,147
				3,670,314
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,200	4,586
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/32	4,900	5,414
				10,000
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	860	1,116

Total Tax-Exempt Municipal Bonds (Cost $3,436,276)				3,681,430
Total Investments (100.1%) (Cost $3,436,276)				3,681,430
Other Assets and Liabilities-Net (-0.1%)				(4,812)
Net Assets (100%)				3,676,618

1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2015.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $16,589,000, representing 0.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.

FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at February 28, 2015.

D. At February 28, 2015, the cost of investment securities for tax purposes was $3,438,505,000. Net unrealized appreciation of investment securities for tax purposes was $242,925,000, consisting of unrealized gains of $245,216,000 on securities that had risen in value since their purchase and $2,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard New York Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2015

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
New York (100.5%)
Albany NY GO BAN	1.000%	7/2/15	14,639	14,680
Albany NY Industrial Development Agency Civic
Facility Revenue (CHF Holland Suites LLC
Project) VRDO	0.020%	3/6/15 LOC	10,145	10,145
Albany NY Industrial Development Agency
Revenue (The College of St. Rose Project)
VRDO	0.020%	3/6/15 LOC	12,940	12,940
Bedford NY Central School District BAN	1.000%	7/17/15	5,500	5,518
1 BlackRock Muni New York Intermediate
Duration Fund VRDP VRDO	0.100%	3/6/15 LOC	7,000	7,000
1 BlackRock New York Municipal Income Quality
Trust Fund VRDP VRDO	0.100%	3/6/15 LOC	10,000	10,000
1 BlackRock New York Municipal Income Trust
Fund II VRDP VRDO	0.100%	3/6/15 LOC	16,800	16,800
Brookhaven NY GO	2.000%	9/15/15	4,045	4,085
Columbia County NY Capital Resource Corp.
Civic Facility Revenue (Columbia Memorial
Hospital Project) VRDO	0.020%	3/6/15 LOC	4,200	4,200
Columbia County NY Industrial Development
Agency Civic Facility Revenue (Columbia
Memorial Hospital Project) VRDO	0.020%	3/6/15 LOC	4,355	4,355
Connetquot NY Central School District BAN	1.000%	9/4/15	6,150	6,176
Connetquot NY Central School District TAN	1.000%	6/26/15	34,000	34,094
Delaware Valley NY Industrial Development
Authority Revenue (Delaware Valley Hospital)
VRDO	0.020%	3/6/15 LOC	3,600	3,600
Erie County NY Fiscal Stability Authority BAN	1.250%	7/31/15	23,615	23,723
1 Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project) TOB VRDO	0.030%	3/6/15	17,350	17,350
Franklin County NY Civic Development Corp.
Revenue VRDO	0.020%	3/6/15 LOC	4,300	4,300
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.020%	3/6/15 LOC	17,160	17,160
Hicksville NY Union Free School District TAN	1.000%	6/26/15	9,500	9,525
Huntington NY Union Free School District TAN	1.000%	6/26/15	10,000	10,028
Jericho NY Union Free School District TAN	1.000%	6/19/15	11,000	11,029
Monroe County NY Industrial Development
Agency Civic Facility Revenue (Nazareth
College) VRDO	0.020%	3/6/15 LOC	5,660	5,660
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	3/6/15	17,825	17,825
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	3/6/15	9,700	9,700
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.020%	3/6/15	30,200	30,200

New York City NY GO	5.000%	3/1/15	3,125	3,125
New York City NY GO	5.000%	3/1/15 (Prere.)	3,445	3,445
New York City NY GO	5.000%	4/1/15 (Prere.)	1,520	1,526
New York City NY GO	4.000%	8/1/15	6,000	6,098
New York City NY GO	5.000%	8/1/15	6,000	6,123
New York City NY GO	5.000%	8/1/15	17,165	17,516
New York City NY GO	5.000%	8/1/15	3,385	3,454
New York City NY GO	5.000%	8/1/15	5,000	5,102
1 New York City NY GO TOB VRDO	0.020%	3/6/15	10,140	10,140
New York City NY GO VRDO	0.010%	3/2/15 LOC	1,885	1,885
New York City NY GO VRDO	0.010%	3/2/15	4,820	4,820
New York City NY GO VRDO	0.010%	3/2/15 LOC	1,300	1,300
New York City NY GO VRDO	0.010%	3/2/15	9,175	9,175
New York City NY GO VRDO	0.010%	3/2/15	1,400	1,400
New York City NY GO VRDO	0.010%	3/2/15 LOC	7,125	7,125
New York City NY GO VRDO	0.010%	3/2/15 LOC	11,800	11,800
New York City NY GO VRDO	0.010%	3/2/15	1,000	1,000
New York City NY GO VRDO	0.010%	3/2/15	3,700	3,700
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.020%	3/6/15 LOC	6,400	6,400
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.010%	3/6/15 LOC	5,000	5,000
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.070%	3/6/15	16,385	16,385
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	3/6/15	12,015	12,015
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (461 Dean
Street) VRDO	0.020%	3/6/15 LOC	33,000	33,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (89 Murray
Street Development) VRDO	0.020%	3/6/15 LOC	15,800	15,800
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (First Avenue
Development) VRDO	0.020%	3/6/15 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Markham
Gardens Apartments) VRDO	0.020%	3/6/15 LOC	6,800	6,800
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (100
Jane Street) VRDO	0.020%	3/6/15 LOC	12,450	12,450
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (1133
Manhattan Avenue) VRDO	0.020%	3/6/15 LOC	4,000	4,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.010%	3/6/15 LOC	5,870	5,870
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Atlantic Court Apartments) VRDO	0.020%	3/6/15 LOC	38,100	38,100
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Ocean
Gate Development) VRDO	0.030%	3/6/15 LOC	8,445	8,445
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (One
Columbus Place Development) VRDO	0.020%	3/6/15 LOC	22,000	22,000

New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue
(Rivereast Apartments) VRDO	0.030%	3/6/15 LOC	20,000	20,000
New York City NY Industrial Development
Agency Civic Facility Revenue (Mercy College
Project) VRDO	0.020%	3/6/15 LOC	10,505	10,505
New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Congregational Nursing Center Project)
VRDO	0.020%	3/6/15 LOC	8,020	8,020
New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.010%	3/6/15 LOC	13,990	13,990
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	3/6/15	18,000	18,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.020%	3/6/15	10,000	10,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.030%	3/6/15	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/2/15	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/2/15	1,500	1,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/2/15	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	3/2/15	6,500	6,500
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.020%	3/2/15	1,050	1,050
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.010%	3/6/15	23,200	23,200
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.030%	3/6/15	3,140	3,140
1 New York City NY Sales Tax Asset Receivable
Corp. Revenue TOB VRDO	0.040%	3/6/15	5,250	5,250
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.020%	3/6/15	15,210	15,210
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/6/15	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.020%	3/6/15	6,300	6,300
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	3/6/15	2,890	2,890
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	3/6/15	6,000	6,000
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	3/6/15	5,000	5,000

1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.030%	3/6/15	5,000	5,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/2/15	7,700	7,700
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/2/15	8,495	8,495
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.010%	3/6/15	7,650	7,650
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.010%	3/2/15	4,100	4,100
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.020%	3/2/15	1,285	1,285
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.020%	3/6/15	10,965	10,965
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.030%	6/5/15	14,000	14,000
2 New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) PUT	0.030%	8/28/15	16,500	16,500
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.020%	3/2/15	16,000	16,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.010%	3/6/15	7,700	7,700
New York City NY Trust for Cultural Resources
Revenue (Asia Society) VRDO	0.020%	3/6/15 LOC	7,360	7,360
New York City NY Trust for Cultural Resources
Revenue (School of American Ballet Inc.)
VRDO	0.020%	3/6/15 LOC	7,900	7,900
New York City NY Trust for Cultural Resources
Revenue (The Juilliard School) PUT	2.100%	7/1/15	1,425	1,434
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	3/6/15	40,100	40,100
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.010%	3/6/15	59,460	59,460
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.010%	3/6/15 LOC	20,000	20,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.020%	3/6/15 (13)	3,100	3,100
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/2/15 LOC	4,620	4,620
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.010%	3/6/15 LOC	14,800	14,800
1 New York Metropolitan Transportation Authority
Revenue (Service Contract) TOB VRDO	0.030%	3/6/15	4,500	4,500
New York Metropolitan Transportation Authority
Revenue CP	0.080%	7/9/15 LOC	15,625	15,625
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.030%	3/6/15 (13)	2,000	2,000
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.030%	3/6/15 (13)(4)	15,000	15,000

New York Metropolitan Transportation Authority
Revenue VRDO	0.010%	3/2/15 LOC	6,500	6,500
1 New York State Convention Center
Development Corp. Revenue (Hotel Unit Fee)
TOB VRDO	0.030%	3/6/15 (13)	9,900	9,900
New York State Dormitory Authority Revenue
(Blythedale Children's Hospital) VRDO	0.020%	3/6/15 LOC	9,200	9,200
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/6/15 LOC	2,270	2,270
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/6/15 LOC	3,490	3,490
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/6/15 LOC	12,500	12,500
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)
VRDO	0.020%	3/6/15 LOC	5,720	5,720
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15 (14)	1,565	1,591
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.020%	3/6/15	9,185	9,185
New York State Dormitory Authority Revenue
(Columbia University) VRDO	0.010%	3/6/15	43,400	43,400
New York State Dormitory Authority Revenue
(Cornell University) CP	0.080%	3/5/15	5,000	5,000
1 New York State Dormitory Authority Revenue
(Cornell University) TOB PUT	0.150%	7/9/15	12,700	12,700
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.020%	3/6/15	7,050	7,050
1 New York State Dormitory Authority Revenue
(Fordham University) TOB VRDO	0.030%	3/6/15 (13)	5,000	5,000
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.020%	3/6/15 LOC	4,120	4,120
1 New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)
TOB VRDO	0.030%	3/6/15	7,860	7,860
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/16	1,435	1,500
1 New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) TOB VRDO	0.190%	3/6/15	4,000	4,000
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.020%	3/6/15 LOC	1,935	1,935
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.020%	3/6/15 LOC	60,715	60,715
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.010%	3/6/15 LOC	6,830	6,830
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.010%	3/6/15 LOC	11,825	11,825
New York State Dormitory Authority Revenue
(New York Public Library) VRDO	0.010%	3/6/15 LOC	8,570	8,570

New York State Dormitory Authority Revenue
(Personal Income Tax)	3.000%	3/15/15	4,500	4,505
New York State Dormitory Authority Revenue
(Personal Income Tax)	4.500%	3/15/15	1,500	1,503
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	1,000	1,002
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	1,500	1,503
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	3/6/15	6,000	6,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	3/6/15	11,000	11,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	3/6/15	2,500	2,500
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.030%	3/6/15	4,000	4,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.010%	3/6/15	43,100	43,100
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.030%	3/6/15	3,800	3,800
New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.020%	3/6/15 LOC	13,500	13,500
1 New York State Dormitory Authority Revenue
(Sales Tax) TOB VRDO	0.030%	3/6/15	3,365	3,365
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.010%	3/6/15 LOC	29,605	29,605
1 New York State Dormitory Authority Revenue
(State University Educational Facilities) TOB
PUT	0.070%	4/23/15 LOC	10,090	10,090
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.020%	3/6/15 LOC	7,900	7,900
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.020%	3/6/15	3,815	3,815
1 New York State Dormitory Authority Sales Tax
Revenue TOB VRDO	0.020%	3/6/15	10,000	10,000
1 New York State Environmental Facilities Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	3/6/15	3,185	3,185
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.030%	3/6/15	3,645	3,645
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	1.000%	5/15/15	2,660	2,665
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	6/15/15	10,750	10,902
New York State GO	3.000%	3/1/15	13,245	13,245
New York State GO	3.000%	3/1/15	8,530	8,530
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.010%	3/6/15 LOC	4,300	4,300
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.010%	3/6/15 LOC	7,700	7,700
New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.020%	3/6/15 LOC	20,800	20,800
New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.010%	3/6/15 LOC	17,705	17,705

New York State Housing Finance Agency
Housing Revenue (McCarthy Manor
Apartments) VRDO	0.030%	3/6/15 LOC	6,800	6,800
New York State Housing Finance Agency
Housing Revenue (Saville) VRDO	0.020%	3/6/15 LOC	33,000	33,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.020%	3/6/15 LOC	4,600	4,600
New York State Housing Finance Agency
Housing Revenue (Worth Street) VRDO	0.020%	3/6/15 LOC	10,200	10,200
New York State Housing Finance Agency
Revenue (160 Madison Avenue) VRDO	0.010%	3/2/15 LOC	30,915	30,915
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.010%	3/6/15 LOC	10,000	10,000
New York State Housing Finance Agency
Revenue (Dock Street Rental LLC) VRDO	0.020%	3/6/15 LOC	14,800	14,800
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.010%	3/6/15 LOC	8,035	8,035
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.020%	3/6/15 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.020%	3/6/15 LOC	7,000	7,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/6/15	2,000	2,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.010%	3/6/15	10,000	10,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/2/15	4,280	4,280
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/2/15	15,700	15,700
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/2/15	6,800	6,800
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.040%	3/2/15	11,200	11,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.020%	3/6/15	34,200	34,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	3/6/15	5,000	5,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.030%	3/6/15	12,295	12,295
New York State Municipal Bond Bank	4.000%	12/1/15	6,050	6,224
New York State Power Authority Revenue CP	0.060%	4/1/15	2,840	2,840
New York State Power Authority Revenue CP	0.060%	4/2/15	17,860	17,860
New York State Power Authority Revenue CP	0.040%	4/9/15	10,697	10,697
New York State Power Authority Revenue PUT	0.090%	3/2/15	22,600	22,600
New York State Thruway Authority Revenue	5.000%	4/1/15 (Prere.)	1,750	1,757
New York State Thruway Authority Revenue	5.000%	7/1/15 (Prere.)	5,000	5,082
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/15	1,000	1,002
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	3/6/15	5,850	5,850
1 New York State Urban Development Corp.
Revenue (Personal Income Tax) TOB VRDO	0.030%	3/6/15	7,500	7,500
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	1,120	1,164
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	3/6/15 LOC	9,700	9,700

New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.010%	3/6/15 LOC	34,100	34,100
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.020%	3/6/15	44,970	44,970
North Hempstead NY BAN	0.500%	4/8/15	14,250	14,254
North Hempstead NY GO	2.000%	4/1/15	1,016	1,017
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	3/6/15 LOC	20,000	20,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	3/6/15 LOC	31,000	31,000
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.080%	3/6/15 LOC	36,500	36,500
1 Nuveen New York AMT-Free Municipal Income
Fund VRDP VRDO	0.100%	3/6/15 LOC	2,500	2,500
1 Nuveen New York Performance Plus Municipal
Fund VRDP VRDO	0.140%	3/6/15 LOC	23,300	23,300
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	3/6/15 LOC	4,470	4,470
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Crouse Health
Hospital Inc. Project) VRDO	0.020%	3/6/15 LOC	7,695	7,695
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
Home Association Project) VRDO	0.020%	3/6/15 LOC	5,610	5,610
Oyster Bay - East Norwich NY Central School
District TAN	1.000%	6/26/15	5,000	5,012
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.040%	3/6/15	2,900	2,900
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/6/15	1,710	1,710
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.050%	3/6/15	6,500	6,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.070%	3/6/15	1,050	1,050
Port Washington NY Union Free School District
BAN	1.000%	8/7/15	3,500	3,513
Saratoga County NY Capital Resource Corp.
Revenue (Saratoga Hospital Project) VRDO	0.020%	3/6/15 LOC	3,125	3,125
Suffolk County NY Industrial Development
Agency Civic Facility Revenue (St. Anthony's
High School) VRDO	0.020%	3/6/15 LOC	9,200	9,200
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.010%	3/6/15 LOC	13,275	13,275
Tompkins County NY BAN	1.000%	7/14/15	4,794	4,809
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.010%	3/6/15	7,935	7,935
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.010%	3/6/15	15,390	15,390
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.020%	3/6/15 LOC	24,895	24,895
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/15	1,000	1,034

1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.030%	3/6/15	2,660	2,660
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.030%	3/6/15	4,950	4,950
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.010%	3/2/15 LOC	21,000	21,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	3/6/15 LOC	25,650	25,650
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.020%	3/6/15 LOC	8,000	8,000
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.020%	3/6/15	6,650	6,650
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.070%	3/6/15	24,985	24,985
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.070%	3/6/15	24,500	24,500
Williamsville NY Central School District BAN	1.000%	6/16/15	8,928	8,951
				2,316,778
Total Tax-Exempt Municipal Bonds (Cost $2,316,778)				2,316,778
Total Investments (100.5%) (Cost $2,316,778)				2,316,778
Other Assets and Liabilities-Net (-0.5%)				(10,942)
Net Assets (100%)				2,305,836

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, the aggregate value of these securities was $508,080,000, representing 22.0% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2015, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 16, 2015
VANGUARD NEW YORK TAX-FREE FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 16, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.